LEASES (Schedule of active leases and total lease term under contract) (Details) - Land and Building [Member]	Jan. 31, 2023
Silver State Cultivation LLC [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	12 years
Silver State Relief LLC (Sparks) [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	12 years
Silver State Relief LLC (Fernley) [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	12 years
Phantom Distribution, LLC [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	5 years
63353 Bend, LLC [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	5 years
20727-4 Bend, LLC [Member]
Lessee, Lease, Description [Line Items]
Useful life (years)	5 years